Other Income	12 Months Ended
Jun. 30, 2025
Other Income
Other Income

6. Other Income

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Research and development tax incentive	326,613	-	503,118
Export market development grant	-	43,200	66,600
Gain on liability extinguishment	-	18,160	282,490
Total other income	326,613	61,360	852,208

The Group finalized its eligibility assessment for the FY2024 R&D Tax Incentive rebate of $769,895 prior to authorization of the FY2024 financial statements. As the receipt of the rebate was not considered probable as 30 June 2024, no asset was recognized in accordance with AASB120 at that time. The Group expects that its eligibility to receive an R&D Tax Incentive rebate will extend to R&D expenditure incurred during FY2025 and has accrued for an R&D tax refund receivable of $571,418 for the year. The $326,613 represents the portion of R&D Tax Incentive rebates for FY2024 ($225,879) and FY2025 ($100,734) that has not been capitalized as an intangible asset. Therefore, of the total R&D tax incentive claim of $1,341,313 for FY2024 and FY2025, $326,613 was recognized as other income with the remaining $1,014,700 applied as a reduction to the carrying amount of capitalized development costs ($989,252) and website assets ($25,448). This amount will be reducing the amortization in line with the expected lifetime of capitalized development costs (refer to Note 15). Prior to FY2024, the Group had expensed its R&D Tax Incentive expenditure as it related to research activities, hence this expenditure was not capitalized.

Research and Development Expenditure

R&D expenditure includes certain technology costs, employee costs and other costs related to the ongoing development of the Group’s technology. During the year, the Group incurred R&D expenditure of $1,868,073 (2024: $1,688,756), of which $1,624,211 (2024: $1,629,897) was capitalized as an intangible asset in accordance with AASB 138. The remaining $243,862 (2024: $58,859) was recognized as an expense in the statement of profit or loss and other comprehensive income within technology expenses, employee benefits expenses and other expenses.

Prior year amounts relating to foreign exchange gains have been reclassified to “Foreign exchange gain / (loss)” for consistency with the current year presentation. This reclassification had no effect on the reported results of operations.